Shareholder Report, Holdings (Details)	Apr. 30, 2026
Fidelity Treasury Only Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Treasury Only Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Treasury Only Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Treasury Only Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Treasury Only Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Treasury Only Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Treasury Only Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.90%
Fidelity Series Treasury Bill Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Series Treasury Bill Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Series Treasury Bill Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Series Treasury Bill Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Fidelity Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Fidelity Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Money Market Fund | AATimeDepositsMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Money Market Fund | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Fidelity Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Money Market Fund - Premium Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Money Market Fund - Premium Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Fidelity Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Money Market Fund - Premium Class | AATimeDepositsMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Money Market Fund - Premium Class | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Fidelity Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Government Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Fidelity Government Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Government Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Government Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Government Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Government Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Government Money Market Fund - Premium Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Government Money Market Fund - Premium Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Government Money Market Fund - Premium Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Government Money Market Fund - Daily Money Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Fidelity Government Money Market Fund - Daily Money Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Government Money Market Fund - Daily Money Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Government Money Market Fund - Daily Money Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Government Money Market Fund - Daily Money Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Government Money Market Fund - Daily Money Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Government Money Market Fund - Daily Money Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Government Money Market Fund - Daily Money Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Government Money Market Fund - Daily Money Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Government Money Market Fund - Class S | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Fidelity Government Money Market Fund - Class S | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Government Money Market Fund - Class S | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Government Money Market Fund - Class S | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Government Money Market Fund - Class S | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Government Money Market Fund - Class S | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Government Money Market Fund - Class S | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Government Money Market Fund - Class S | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Government Money Market Fund - Class S | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Government Money Market Fund - Class K6 | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Fidelity Government Money Market Fund - Class K6 | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Government Money Market Fund - Class K6 | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Government Money Market Fund - Class K6 | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Government Money Market Fund - Class K6 | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Government Money Market Fund - Class K6 | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Government Money Market Fund - Class K6 | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Government Money Market Fund - Class K6 | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Government Money Market Fund - Class K6 | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Government Money Market Fund - Capital Reserves Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Government Money Market Fund - Capital Reserves Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Government Money Market Fund - Capital Reserves Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Government Money Market Fund - Capital Reserves Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Government Money Market Fund - Class M | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Fidelity Government Money Market Fund - Class M | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Government Money Market Fund - Class M | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Government Money Market Fund - Class M | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Government Money Market Fund - Class M | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Government Money Market Fund - Class M | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Government Money Market Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Government Money Market Fund - Class M | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Government Money Market Fund - Class M | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Flex Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Fidelity Flex Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Flex Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Flex Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Flex Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Flex Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Flex Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Flex Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Fidelity Flex Government Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Treasury Digital Fund - Liquidity | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Treasury Digital Fund - Liquidity | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Treasury Digital Fund - Liquidity | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Treasury Digital Fund - Liquidity | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Treasury Digital Fund - Liquidity | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	104.70%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Treasury Only Money Market Fund - Class OUS | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Treasury Only Money Market Fund - Class OUS | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	100.90%
Fidelity Treasury Digital Fund - OnChain Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Treasury Digital Fund - OnChain Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Treasury Digital Fund - OnChain Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity Treasury Digital Fund - OnChain Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Treasury Digital Fund - OnChain Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	104.70%